UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Intelligent Risk Conservative Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	EXCHANGE-TRADED FUNDS – 99.0%

	Commodity Funds – 14.9%

4,741	PowerShares DB Commodity Index Tracking Fund	$83,963

1,916	PowerShares DB Gold Fund	75,050
	Total Commodity Funds	159,013

	Equity Funds – 24.4%

724	iShares® Russell 1000® Index Fund	85,620

514	iShares® Russell 2000® Index Fund	63,695

1,562	Vanguard FTSE Developed Markets ETF	64,589

641	Vanguard FTSE Emerging Markets ETF	27,140

250	Vanguard REIT ETF	19,785
	Total Equity Funds	260,829

	Fixed Income Funds – 59.7%

466	iShares® Barclays 1-3 Year Treasury Bond ETF	39,540

793	iShares® Barclays 20+ Year Treasury Bond Fund	97,333

2,030	iShares® National AMT-Free Municipal Bond Fund	220,884

129	iShares® TIPS Bond ETF	14,605

6,762	SPDR® Barclays Capital High Yield Bond Fund	266,558
	Total Fixed Income Funds	638,920
	Total Long-Term Investments (cost $1,002,961)	1,058,762

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

9,986	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$9,986
	Total Short-Term Investments (cost $9,986)	9,986
	Total Investments (cost $1,012,947) – 99.9%	1,068,748
	Other Assets Less Liabilities – 0.1%	953
	Net Assets – 100%	$1,069,701

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	1

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,058,762	$—	$—	$1,058,762
Short-Term Investments:
Money Market Funds	9,986	—	—	9,986
Total	$1,068,748	$—	$—	$1,068,748

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $1,056,656.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$86,410
Depreciation	(74,318)
Net unrealized appreciation (depreciation) of investments	$12,092

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

2	Nuveen Investments

Nuveen Intelligent Risk Growth Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	EXCHANGE-TRADED FUNDS – 97.8%

	Equity Funds – 97.8%

323	iShares® Russell 1000® Index Fund	$38,198

4,118	iShares® Russell 2000® Index Fund	510,303

11,870	iShares® S&P North American Natural Resources Sector Index Fund	453,553

3,953	Vanguard FTSE Developed Markets ETF	163,456

12,788	Vanguard FTSE Emerging Markets ETF	541,444
	Total Long-Term Investments (cost $1,565,863)	1,706,954

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.0%

	Money Market Funds – 3.0%

52,739	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$52,739
	Total Short-Term Investments (cost $52,739)	52,739
	Total Investments (cost $1,618,602) – 100.8%	1,759,693
	Other Assets Less Liabilities – (0.8)%	(13,701)
	Net Assets – 100%	$1,745,992

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,706,954	$—	$—	$1,706,954
Short-Term Investments:
Money Market Funds	52,739	—	—	52,739
Total	$1,759,693	$—	$—	$1,759,693

Nuveen Investments	3

Nuveen Intelligent Risk Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $1,625,401.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$145,493
Depreciation	(11,201)
Net unrealized appreciation (depreciation) of investments	$134,292

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

4	Nuveen Investments

Nuveen Intelligent Risk Moderate Allocation Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	EXCHANGE-TRADED FUNDS – 98.2%

	Commodity Funds – 21.9%

14,386	PowerShares DB Commodity Index Tracking Fund	$254,776

7,273	PowerShares DB Gold Fund	284,884
	Total Commodity Funds	539,660

	Equity Funds – 57.6%

2,665	iShares® Russell 1000® Index Fund	315,163

2,438	iShares® Russell 2000® Index Fund	302,117

3,839	iShares® S&P North American Natural Resources Sector Index Fund	146,688

6,519	Vanguard FTSE Developed Markets ETF	269,561

6,476	Vanguard FTSE Emerging Markets ETF	274,194

1,416	Vanguard REIT ETF	112,062
	Total Equity Funds	1,419,785

	Fixed Income Funds – 18.7%

2,622	iShares® Barclays 20+ Year Treasury Bond Fund	321,824

1,266	iShares® National AMT-Free Municipal Bond Fund	137,753
	Total Fixed Income Funds	459,577
	Total Long-Term Investments (cost $2,220,425)	2,419,022

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 10.6%

	Money Market Funds – 10.6%

261,283	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$261,283
	Total Short-Term Investments (cost $261,283)	261,283
	Total Investments (cost $2,481,708) – 108.8%	2,680,305
	Other Assets Less Liabilities – (0.8)%	(216,436)
	Net Assets – 100%	$2,463,869

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	5

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,419,022	$—	$—	$2,419,022
Short-Term Investments:
Money Market Funds	261,283	—	—	261,283
Total	$2,680,305	$—	$—	$2,680,305

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $2,494,237.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$206,586
Depreciation	(20,518)
Net unrealized appreciation (depreciation) of investments	$186,068

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

6	Nuveen Investments

Nuveen Concentrated Core Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 4.9%

47,000	Boeing Company	$6,604,440

	Auto Components – 4.7%

72,000	Delphi Automotive PLC	6,262,560

	Automobiles – 4.8%

425,000	Ford Motor Company	6,447,250

	Biotechnology – 10.4%

43,000	Amgen Inc.	6,719,180

65,000	Gilead Sciences, Inc.	7,297,550
	Total Biotechnology	14,016,730

	Capital Markets – 5.1%

33,500	Goldman Sachs Group, Inc.	6,907,365

	Diversified Telecommunication Services – 4.9%

199,000	CenturyLink Inc.	6,614,760

	Electronic Equipment, Instruments & Components – 4.9%

315,000	Corning Incorporated	6,589,800

	Food Products – 4.9%

126,000	Archer-Daniels-Midland Company	6,659,100

	Health Care Providers & Services – 20.9%

62,000	Aetna Inc.	7,314,140

60,000	AmerisourceBergen Corporation	6,753,600

43,000	Anthem Inc.	7,217,550

57,000	UnitedHealth Group Incorporated	6,851,970
	Total Health Care Providers & Services	28,137,260

	Insurance – 4.9%

65,000	Travelers Companies, Inc.	6,572,800

	Machinery – 4.9%

55,000	Parker Hannifin Corporation	6,623,650

	Media – 5.1%

75,000	DirecTV, (2)	6,828,000

	Multiline Retail – 5.1%

86,000	Target Corporation	6,821,520

Nuveen Investments	7

Nuveen Concentrated Core Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail – 3.9%

75,000	Lowe’s Companies, Inc.	$5,248,500

	Technology Hardware, Storage & Peripherals – 10.1%

52,000	Apple, Inc.	6,774,560

204,000	Hewlett-Packard Company	6,813,600
	Total Technology Hardware, Storage & Peripherals	13,588,160
	Total Long-Term Investments (cost $126,363,548)	133,921,895
	Other Assets Less Liabilities – 0.5%	654,818
	Net Assets – 100%	$134,576,713

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,921,895	$—	$—	$133,921,895

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $126,368,461.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$10,206,598
Depreciation	(2,653,164)
Net unrealized appreciation (depreciation) of investments	$7,553,434

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

8	Nuveen Investments

Nuveen Core Dividend Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 3.1%

4,700	Boeing Company	$660,444

700	Huntington Ingalls Industries Inc.	86,793

5,600	United Technologies Corporation	656,152
	Total Aerospace & Defense	1,403,389

	Air Freight & Logistics – 0.9%

6,400	C.H. Robinson Worldwide, Inc.	395,072

	Airlines – 0.7%

7,700	Delta Air Lines, Inc.	330,484

	Auto Components – 0.6%

1,300	Delphi Automotive PLC	113,074

1,300	Lear Corporation	150,826
	Total Auto Components	263,900

	Automobiles – 3.1%

35,300	Ford Motor Company	535,501

15,500	General Motors Company	557,535

4,700	Thor Industries, Inc.	287,123
	Total Automobiles	1,380,159

	Banks – 0.4%

1,100	JPMorgan Chase & Co.	72,358

2,000	Wells Fargo & Company	111,920
	Total Banks	184,278

	Beverages – 2.3%

6,100	Dr. Pepper Snapple Group	467,504

5,900	PepsiCo, Inc.	568,937
	Total Beverages	1,036,441

	Biotechnology – 1.5%

4,200	Amgen Inc.	656,292

	Capital Markets – 4.8%

7,700	Artisan Partners Asset Management Inc.	339,647

11,000	Eaton Vance Corporation	446,600

8,300	Lazard Limited	461,148

6,100	T. Rowe Price Group Inc.	492,209

8,800	Waddell & Reed Financial, Inc., Class A	420,464
	Total Capital Markets	2,160,068

Nuveen Investments	9

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 0.4%

4,000	Cabot Corporation	$165,880

	Commercial Services & Supplies – 1.3%

1,400	Kar Auction Service Inc.	52,164

3,400	Pitney Bowes Inc.	74,290

23,400	R.R. Donnelley & Sons Company	448,812
	Total Commercial Services & Supplies	575,266

	Communications Equipment – 1.3%

20,300	Cisco Systems, Inc.	594,993

	Containers & Packaging – 0.3%

2,900	Sonoco Products Company	130,558

	Diversified Consumer Services – 0.9%

12,800	HR Block Inc.	406,144

	Diversified Telecommunication Services – 4.3%

13,200	CenturyLink Inc.	438,768

65,300	Frontier Communications Corporation	336,295

17,000	Verizon Communications Inc.	840,480

37,900	Windstream Holdings Inc.	308,317
	Total Diversified Telecommunication Services	1,923,860

	Electric Utilities – 0.1%

600	Entergy Corporation	45,882

	Electronic Equipment, Instruments & Components – 1.6%

12,700	Corning Incorporated	265,684

13,500	Jabil Circuit Inc.	331,695

10,600	Vishay Intertechnology Inc.	138,012
	Total Electronic Equipment, Instruments & Components	735,391

	Energy Equipment & Services – 2.8%

12,600	Atwood Oceanics Inc.	387,702

9,900	National-Oilwell Varco Inc.	486,981

15,600	Tidewater Inc.	382,824
	Total Energy Equipment & Services	1,257,507

	Food & Staples Retailing – 0.2%

1,200	Kroger Co.	87,360

	Food Products – 1.0%

2,900	Archer-Daniels-Midland Company	153,265

7,100	Pinnacle Foods Inc.	299,265
	Total Food Products	452,530

10	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 5.4%

4,400	Aetna Inc.	$519,068

4,000	AmerisourceBergen Corporation	450,240

3,300	Anthem Inc.	553,905

2,900	Cardinal Health, Inc.	255,693

5,500	UnitedHealth Group Incorporated	661,155
	Total Health Care Providers & Services	2,440,061

	Hotels, Restaurants & Leisure – 1.9%

4,200	Brinker International Inc.	231,756

7,200	Darden Restaurants, Inc.	471,888

1,600	Wyndham Worldwide Corporation	135,856
	Total Hotels, Restaurants & Leisure	839,500

	Household Durables – 1.1%

10,100	Leggett and Platt Inc.	477,528

	Household Products – 1.0%

6,000	Procter & Gamble Company	470,340

	Industrial Conglomerates – 0.3%

4,600	General Electric Company	125,442

	Insurance – 2.1%

4,500	Allied World Assurance Holdings	191,205

10,800	Assured Guaranty Limited	308,772

1,700	PartnerRe Limited	223,431

5,600	Valdius Holdings Limited	240,296
	Total Insurance	963,704

	Internet & Catalog Retail – 0.9%

4,000	Expedia, Inc.	429,040

	IT Services – 2.9%

3,600	Accenture Limited	345,744

5,500	Broadridge Financial Solutions, Inc.	297,990

9,800	Paychex, Inc.	484,218

15,700	Xerox Corporation	179,294
	Total IT Services	1,307,246

	Leisure Products – 1.0%

6,500	Hasbro, Inc.	468,845

	Machinery – 2.4%

13,600	Allision Transmission Holdings Inc.	416,160

1,900	Caterpillar Inc.	162,108

2,700	Cummins Inc.	365,985

500	Parker Hannifin Corporation	60,215

Nuveen Investments	11

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

2,100	Trinity Industries Inc.	$62,979
	Total Machinery	1,067,447

	Media – 3.7%

18,400	Cablevision Systems Corporation	450,984

4,200	Cinemark Holdings Inc.	170,226

700	Comcast Corporation, Class A	40,922

21,000	Interpublic Group of Companies, Inc.	428,820

1,000	Scripps Networks Interactive, Class A Shares	67,010

7,600	Viacom Inc., Class B	508,288
	Total Media	1,666,250

	Metals & Mining – 1.1%

10,200	Nucor Corporation	482,460

	Multiline Retail – 3.2%

9,100	Big Lots, Inc.	399,490

2,800	Kohl’s Corporation	183,372

6,500	Macy’s, Inc.	435,175

5,500	Target Corporation	436,260
	Total Multiline Retail	1,454,297

	Oil, Gas & Consumable Fuels – 2.5%

10,700	CVTR Energy Inc.	414,732

51,600	Denbury Resources Inc.	380,292

3,800	Exxon Mobil Corporation	323,760
	Total Oil, Gas & Consumable Fuels	1,118,784

	Paper & Forest Products – 0.1%

900	International Paper Company	46,647

	Pharmaceuticals – 6.2%

10,300	AbbVie Inc.	685,877

4,000	Johnson & Johnson	400,560

13,700	Merck & Company Inc.	834,193

25,600	Pfizer Inc.	889,600
	Total Pharmaceuticals	2,810,230

	Real Estate Investment Trust – 6.8%

16,300	BioMed Realty Trust Inc.	332,357

17,700	Communications Sales & Leasing, Inc.	461,085

4,200	Gaming and Leisure Properties	153,720

9,300	Hospitality Properties Trust	280,767

12,900	Iron Mountain Inc.	470,463

7,600	Lamar Advertising Company	460,712

12	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

56,400	MFA Mortgage Investments, Inc.	$447,816

32,400	WP GLIMCHER, Inc.	455,868
	Total Real Estate Investment Trust	3,062,788

	Semiconductors & Semiconductor Equipment – 3.2%

23,800	Intel Corporation	820,148

12,900	Maxim Integrated Products, Inc.	452,403

8,800	NVIDIA Corporation	194,744
	Total Semiconductors & Semiconductor Equipment	1,467,295

	Software – 4.0%

10,200	CA Technologies	310,590

1,000	Electronic Arts Inc., (2)	62,755

1,700	Intuit, Inc.	177,055

26,900	Microsoft Corporation	1,260,534
	Total Software	1,810,934

	Specialty Retail – 5.4%

12,700	Best Buy Co., Inc.	440,690

10,500	Chico’s FAS, Inc.	174,405

9,500	Gap, Inc.	364,135

6,600	Home Depot, Inc.	735,372

1,000	L Brands Inc.	86,520

4,800	Lowe’s Companies, Inc.	335,904

19,400	Staples, Inc.	319,421
	Total Specialty Retail	2,456,447

	Technology Hardware, Storage & Peripherals – 7.7%

15,300	Apple, Inc.	1,993,284

13,500	EMC Corporation	355,590

11,400	Hewlett-Packard Company	380,760

10,000	Lexmark International, Inc., Class A	459,800

9,200	NetApp, Inc.	307,280
	Total Technology Hardware, Storage & Peripherals	3,496,714

	Tobacco – 5.2%

12,900	Altria Group, Inc.	660,480

7,000	Lorillard Inc.	507,360

8,300	Philip Morris International	689,481

6,500	Reynolds American Inc.	498,875
	Total Tobacco	2,356,196
	Total Long-Term Investments (cost $42,930,859)	45,003,649
	Other Assets Less Liabilities – 0.3%	140,237
	Net Assets – 100%	$45,143,886

Nuveen Investments	13

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,003,649	$—	$—	$45,003,649

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $42,936,781.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,991,625
Depreciation	(924,757)
Net unrealized appreciation (depreciation) of investments	$2,066,868

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

14	Nuveen Investments

Nuveen Equity Market Neutral Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 114.7%

	COMMON STOCKS – 114.7%

	Aerospace & Defense – 6.0%

3,500	Boeing Company	$491,820

4,000	Huntington Ingalls Industries Inc.	495,960

900	L-3 Communications Holdings, Inc.	106,029

2,900	Northrop Grumman Corporation	461,622

8,800	Spirit AeroSystems Holdings Inc., (2)	480,392

6,900	Triumph Group Inc.	460,161
	Total Aerospace & Defense	2,495,984

	Air Freight & Logistics – 2.3%

7,700	C.H. Robinson Worldwide, Inc.	475,321

10,200	Expeditors International of Washington, Inc.	467,568
	Total Air Freight & Logistics	942,889

	Airlines – 2.3%

11,300	Delta Air Lines, Inc.	484,996

13,200	Southwest Airlines Co.	489,060
	Total Airlines	974,056

	Auto Components – 2.2%

5,400	Delphi Automotive PLC	469,692

4,000	Lear Corporation	464,080
	Total Auto Components	933,772

	Automobiles – 2.2%

30,300	Ford Motor Company	459,651

7,600	Thor Industries, Inc.	464,284
	Total Automobiles	923,935

	Banks – 2.4%

7,300	JPMorgan Chase & Co.	480,194

8,400	First Republic Bank San Francisco	508,620
	Total Bank	988,814

	Beverages – 2.3%

6,600	Dr. Pepper Snapple Group	505,824

4,800	PepsiCo, Inc.	462,864
	Total Beverages	968,688

	Biotechnology – 4.2%

3,100	Amgen Inc.	484,406

800	Biogen Inc., (2)	317,592

Nuveen Investments	15

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

4,100	Celgene Corporation, (2)	$469,204

4,500	Gilead Sciences, Inc.	505,215
	Total Biotechnology	1,776,417

	Capital Markets – 3.5%

11,100	Bank New York Mellon	481,296

10,700	Eaton Vance Corporation	434,420

2,300	Goldman Sachs Group, Inc.	474,237

1,500	Lazard Limited	83,340
	Total Capital Markets	1,473,293

	Chemicals – 1.1%

11,200	Cabot Corporation	464,464

	Commercial Services & Supplies – 1.1%

24,800	R.R. Donnelley & Sons Company	475,664

	Containers & Packaging – 1.1%

7,400	AptarGroup Inc.	471,898

	Diversified Consumer Services – 0.7%

18,100	Apollo Group, Inc., (2)	300,098

	Diversified Telecommunication Services – 2.3%

14,500	CenturyLink Inc.	481,980

21,500	Intelsat SA, (2)	229,835

32,300	Windstream Holdings Inc.	262,761
	Total Diversified Telecommunication Services	974,576

	Electrical Equipment – 0.8%

4,500	Regal-Beloit Corporation	351,855

	Electronic Equipment, Instruments & Component – 3.3%

21,200	Corning Incorporated	443,504

19,500	Jabil Circuit Inc.	479,115

36,400	Vishay Intertechnology Inc.	473,928
	Total Electronic Equipment, Instruments & Component	1,396,547

	Food & Staples Retailing – 3.6%

3,300	Costco Wholesale Corporation	470,547

1,100	CVS Health Corporation	112,618

6,700	Kroger Co.	487,760

10,700	Whole Foods Market, Inc.	441,268
	Total Food & Staples Retailing	1,512,193

	Food Products – 2.3%

9,300	Archer-Daniels-Midland Company	491,505

16	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

18,600	Pilgrim’s Pride Corporation, (2)	$475,788
	Total Food Products	967,293

	Health Care Providers & Services – 8.9%

4,100	Aetna Inc.	483,677

4,400	AmerisourceBergen Corporation	495,264

2,900	Anthem Inc.	486,765

5,400	Cardinal Health, Inc.	476,118

800	Centene Corporation, (2)	60,272

3,500	CIGNA Corporation	492,905

3,600	Edwards Lifesciences Corporation, (2)	470,592

4,900	Health Net Inc., (2)	304,976

4,000	UnitedHealth Group Incorporated	480,840
	Total Health Care Providers & Services	3,751,409

	Hotels, Restaurants & Leisure – 4.6%

8,000	Brinker International Inc.	441,440

7,500	Darden Restaurants, Inc.	491,550

700	Marriott International, Inc., Class A	54,593

29,600	Penn National Gaming, Inc., (2)	492,248

5,500	Wyndham Worldwide Corporation	467,005
	Total Hotels, Restaurants & Leisure	1,946,836

	Household Durables – 0.4%

3,700	Leggett and Platt Inc.	174,936

	Insurance – 5.5%

3,000	Aspen Insurance Holdings Limited	139,080

17,200	Assured Guaranty Limited	491,748

8,400	Axis Capital Holdings Limited	462,336

1,400	Everest Reinsurance Group Ltd	254,114

3,800	PartnerRe Limited	499,434

4,500	RenaisasnceRE Holdings, Limited	459,495
	Total Insurance	2,306,207

	Internet & Catalog Retail – 1.2%

4,600	Expedia, Inc.	493,396

	Internet Software & Services – 1.2%

7,800	VeriSign, Inc., (2)	492,882

	IT Services – 6.0%

6,900	Computer Sciences Corporation	473,340

4,600	CoreLogic Inc.	179,308

5,600	Gartner Inc., (2)	489,888

Nuveen Investments	17

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

22,200	Genpact Limited, (2)	$499,278

11,700	Teradata Corporation, (2)	455,598

37,700	Xerox Corporation	430,534
	Total IT Services	2,527,946

	Life Sciences Tools & Services – 0.2%

1,200	Charles River Labotatores International	86,808

	Machinery – 3.4%

16,100	Allision Transmission Holdings Inc.	492,660

900	Lincoln Electric Holdings Inc.	60,489

4,000	Parker Hannifin Corporation	481,720

13,400	Trinity Industries Inc.	401,866
	Total Machinery	1,436,735

	Media – 6.2%

19,200	Cablevision Systems Corporation	470,592

8,300	Comcast Corporation, Class A	485,218

5,200	DirecTV, (2)	473,408

5,400	Scripps Networks Interactive, Class A Shares	361,854

120,300	Sirius XM Holdings Inc., (2)	464,358

7,800	Starz, Class A, (2)	327,288
	Total Media	2,582,718

	Multiline Retail – 4.3%

10,500	Big Lots, Inc.	460,950

3,700	Dillard’s, Inc., Class A	429,237

6,500	Kohl’s Corporation	425,685

6,100	Target Corporation	483,852
	Total Multiline Retail	1,799,724

	Oil, Gas & Consumable Fuels – 4.5%

12,100	CVTR Energy Inc.	468,996

66,500	Denbury Resources Inc.	490,105

26,400	Oasis Petroleum Inc., (2)	448,272

8,100	Valero Energy Corporation	479,844
	Total Oil, Gas & Consumable Fuels	1,887,217

	Personal Products – 0.2%

10,100	Avon Products, Inc.	67,872

	Semiconductors & Semiconductor Equipment – 2.3%

14,000	Intel Corporation	482,440

33,500	Marvell Technology Group LTD	468,665
	Total Semiconductors & Semiconductor Equipment	951,105

18	Nuveen Investments

Shares	Description (1)			Value

	Software – 6.0%

5,700	CA Technologies			$173,565

7,600	Electronic Arts Inc., (2)			476,938

4,500	Intuit, Inc.			468,675

9,600	Microsoft Corporation			449,856

10,500	Oracle Corporation			456,645

6,100	Red Hat, Inc., (2)			471,347
	Total Software			2,497,026

	Specialty Retail – 6.9%

14,000	Best Buy Co., Inc.			485,800

27,400	Chico’s FAS, Inc.			455,114

11,700	Gap, Inc.			448,461

4,600	Home Depot, Inc.			512,532

6,900	Lowe’s Companies, Inc.			482,862

29,900	Staples, Inc.			492,304
	Total Specialty Retail			2,877,073

	Technology Hardware, Storage & Peripherals – 5.8%

3,800	Apple, Inc.			495,064

17,700	EMC Corporation			466,218

14,400	Hewlett-Packard Company			480,960

11,300	Lexmark International, Inc., Class A			519,574

13,900	NetApp, Inc.			464,260
	Total Technology Hardware, Storage & Peripherals			2,426,076

	Tobacco – 1.2%

6,700	Lorillard Inc.			485,616

	Trading Companies & Distributors – 1.1%

6,500	WESCO International Inc., (2)			467,090

	Wireless Telecommunication Services – 1.1%

12,300	T-Mobile US Inc., (2)			478,223
	Total Long-Term Investments (cost $44,954,555)			48,129,331

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.0%

	REPURCHASE AGREEMENTS – 4.0%

$1,667	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/15, repurchase price $1,666,899, collateralized by $1,645,000 U.S. Treasury Notes, 2.500%, due 05/15/24, value 1,702,575	0.000%	6/01/15	$1,666,899
	Total Short-Term Investments (cost $1,666,899)			1,666,899
	Total Investments (cost $46,621,454) – 118.7%			49,796,230

Nuveen Investments	19

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (96.4)% (3)

	Aerospace & Defense – (0.6)%

(4,100)	BE Aerospace Inc.	$(235,094)

	Airlines – (1.0)%

(6,400)	Spirit Airline Holdings, (2)	(406,848)

	Automobiles – (1.0)%

(1,600)	Tesla Motors Inc., (2)	(401,280)

	Banks – (0.9)%

(11,700)	BankUnited Inc.	(393,003)

	Biotechnology – (0.8)%

(1,300)	Intercept Pharmaceuticals Incorporated, (2)	(331,754)

	Building Products – (1.9)%

(8,500)	Fortune Brands Home & Security	(389,810)

(3,500)	Lennox International Inc	(394,100)
	Total Building Products	(783,910)

	Capital Markets – (0.9)%

(10,900)	Interactive Brokers Group, Inc.	(389,130)

	Chemicals – (6.3)%

(2,800)	Air Products & Chemicals Inc.	(410,928)

(7,000)	Cytec Industries, Inc.	(423,430)

(3,100)	E.I. Du Pont de Nemours and Company	(220,131)

(7,200)	FMC Corporation	(411,624)

(14,500)	Platform Specialty Products Corporation, (2)	(379,465)

(3,200)	Praxair, Inc.	(393,152)

(4,300)	WR Grace & Company, (2)	(421,099)
	Total Chemicals	(2,659,829)

	Communications Equipment – (2.3)%

(12,000)	JDS Uniphase Corporation, (2)	(153,840)

(6,900)	Motorola Solutions Inc.	(407,100)

(2,400)	Palo Alto Networks, Incorporated, (2)	(406,776)
	Total Communications Equipment	(967,716)

	Construction & Engineering – (2.0)%

(22,600)	KBR Inc.	(432,790)

(13,300)	Quanta Services Incorporated, (2)	(389,956)
	Total Construction & Engineering	(822,746)

	Construction Materials – (1.5)%

(4,800)	Eagle Materials Inc.	(400,704)

(2,500)	Vulcan Materials Company	(224,825)
	Total Construction Materials	(625,529)

20	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – (0.0)%

(1)	FNFV Group	$(15)

	Electrical Utilities – (0.9)%

(12,100)	OGE Energy Corporation	(381,150)

	Electrical Equipment – (1.4)%

(5,800)	Babcock & Wilcox Company	(193,082)

(6,700)	Solarcity Corporation, (2)	(402,804)
	Total Electrical Equipment	(595,886)

	Electronic Equipment, Instruments & Component – (2.6)%

(12,500)	FLIR Systems Inc.	(381,875)

(5,500)	National Instruments Corporation	(164,505)

(6,600)	Trimble Navigation Limited, (2)	(154,704)

(3,700)	Zebra Technologies Corporation, Class A, (2)	(405,668)
	Total Electronic Equipment, Instruments & Component	(1,106,752)

	Energy Equipment & Services – (3.0)%

(800)	Dresser Rand Group Inc.	(67,680)

(8,700)	Halliburton Company	(394,980)

(78,000)	McDermott International Inc., (2)	(425,880)

(26,800)	RPC Inc.	(387,528)
	Total Energy Equipment & Services	(1,276,068)

	Food Products – (1.0)%

(10,000)	Mondelez International Inc.	(415,900)

	Health Care Providers & Services – (2.9)%

(11,000)	Brookdale Senior Living Inc., (2)	(414,590)

(3,300)	Laboratory Corporation of America Holdings, (2)	(389,235)

(10,400)	Permier Inc., Class A, (2)	(398,528)
	Total Health Care Providers & Services	(1,202,353)

	Health Care Technology – (1.0)%

(14,300)	IMS Health Holdings Inc., (2)	(425,568)

	Hotels, Restaurants & Leisure – (1.8)%

(7,000)	Norwegian Cruise Line Holdings Limited, (2)	(381,920)

(3,800)	Wynn Resorts Ltd	(382,622)
	Total Hotels, Restaurants & Leisure	(764,542)

	Household Durables – (5.4)%

(15,100)	D.R. Horton, Inc.	(394,412)

(7,400)	Garmin Limited	(336,552)

(8,500)	Lennar Corporation, Class A	(396,355)

(18,800)	Pulte Corporation	(360,584)

Nuveen Investments	21

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

(20,200)	Taylor Morrison, (2)	$(388,648)

(10,400)	Toll Brothers Inc., (2)	(376,168)
	Total Household Durables	(2,252,719)

	Household Products – (0.9)%

(5,800)	Colgate-Palmolive Company	(387,382)

	Industrial Conglomerates – (0.3)%

(4,900)	General Electric Company	(133,623)

	Insurance – (1.9)%

(8,700)	Arthur J. Gallagher & Co.	(421,515)

(10,400)	FNF Group	(394,784)
	Total Insurance	(816,299)

	Internet & Catalog Retail – (0.9)%

(900)	Amazon.com, Inc., (2)	(386,307)

	Internet Software & Services – (3.0)%

(1,900)	CoStar Group, Inc., (2)	(396,929)

(400)	LinkedIn Corporation, Class A Shares, (2)	(77,972)

(22,400)	Pandora Media, Inc., (2)	(418,208)

(8,000)	Twitter Inc., (2)	(293,360)

(1,800)	Yelp Incorporated, (2)	(86,238)
	Total Internet Software & Services	(1,272,707)

	IT Services – (1.0)%

(11,200)	VeriFone Holdings Inc., (2)	(427,504)

	Leisure Products – (0.9)%

(15,300)	Mattel, Inc.	(394,893)

	Machinery – (4.7)%

(11,400)	Donaldson Company, Inc.	(406,524)

(7,100)	Flowserve Corporation	(390,500)

(7,600)	Oshkosh Truck Corporation	(381,216)

(9,500)	ITT Industries, Inc.	(405,460)

(14,200)	Navistar International Corporation, (2)	(376,016)
	Total Machinery	(1,959,716)

	Marine – (1.0)%

(5,200)	Kirby Corporation, (2)	(398,892)

	Media – (1.9)%

(14,900)	Dreamworks Animation SKG Inc., (2)	(401,555)

(9,700)	Thomson Corporation	(387,612)
	Total Media	(789,167)

22	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – (2.7)%

(11,200)	Allegheny Technologies, Inc.	$(364,000)

(18,800)	Freeport-McMoRan, Inc.	(369,420)

(13,000)	Southern Copper Corporation	(390,260)
	Total Metals & Mining	(1,123,680)

	Multi-Utilities – (3.8)%

(5,700)	Dominion Resources, Inc.	(401,964)

(5,400)	Integrys Energy Group Inc.	(388,314)

(8,400)	NiSource Inc.	(396,312)

(3,800)	Sempra Energy	(408,386)
	Total Multi-Utilities	(1,594,976)

	Oil, Gas & Consumable Fuels – (8.8)%

(1,700)	Cabot Oil & Gas Corporation	(57,732)

(5,500)	Cheniere Energy Inc., (2)	(417,065)

(39,200)	Cobalt International Energy, Inc., (2)	(398,272)

(12,400)	CONSOL Energy Inc.	(345,216)

(5,700)	Energen Corporation	(394,440)

(3,500)	Exxon Mobile Corporation	(298,200)

(8,000)	Golar LNG, Limited	(380,080)

(2,200)	Pioneer Natural Resources Company	(325,226)

(17,400)	QEP Resources Inc.	(327,642)

(6,200)	Range Resources Corporation	(343,542)

(7,500)	Williams Companies, Inc.	(383,250)
	Total Oil, Gas & Consumable Fuels	(3,670,665)

	Pharmaceuticals – (2.5)%

(1,400)	Actavis PLC, (2)	(429,534)

(2,000)	Perrigo Company	(380,600)

(13,300)	Theravance Inc.	(224,770)
	Total Pharmaceutical	(1,034,904)

	Road & Rail – (0.9)%

(4,400)	J.B. Hunt Transports Services Inc.	(369,688)

	Semiconductors & Semiconductor Equipment – (5.6)%

(5,800)	Analog Devices, Inc.	(394,168)

(12,100)	Cree, Inc., (2)	(366,388)

(8,700)	Linear Technology Corporation	(416,295)

(8,100)	Microchip Technology Incorporated	(397,953)

(13,000)	SunEdison Inc., (2)	(389,610)

(12,500)	SunPower Corporation, (2)	(379,875)
	Total Semiconductors & Semiconductor Equipment	(2,344,289)

Nuveen Investments	23

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software – (5.6)%

(8,500)	FireEye Inc., (2)	$(395,845)

(4,300)	NetSuite Inc., (2)	(401,706)

(5,400)	ServiceNow Inc., (2)	(413,694)

(5,600)	Splunk Inc., (2)	(378,672)

(4,600)	Workday Inc., Class A, (2)	(363,032)

(139,600)	Zynga Inc., (2)	(411,820)
	Total Software	(2,364,769)

	Specialty Retail – (3.8)%

(7,900)	Cabela’s Incorporated, (2)	(402,900)

(5,500)	CarMax, Inc., (2)	(390,720)

(3,100)	Signet Jewelers Limited	(400,923)

(4,200)	Tiffany & Co.	(393,666)
	Total Specialty Retail	(1,588,209)

	Technology Hardware, Storage & Peripherals – (1.0)%

(11,400)	Stratasys, Inc., (2)	(405,384)

	Textiles, Apparel & Luxury Goods – (2.8)%

(14,800)	Kate Spade & Company, (2)	(366,744)

(3,900)	PVH Corporation	(408,096)

(5,200)	Under Armour, Inc., (2)	(407,732)
	Total Textiles, Apparel & Luxury Goods	(1,182,572)

	Thrifts & Mortgage Finance – (1.4)%

(10,000)	Nationstar Mortgage Holdings, Incorporated, (2)	(197,200)

(40,300)	Ocwen Financial Corporation, (2)	(409,448)
	Total Thrifts & Mortgage Finance	(606,648)

	Trading Companies & Distributors – (0.9)%

(9,400)	Fastenal Company	(390,194)

	Water Utilities – (0.9)%

(4,400)	American Water Works Company	(232,628)

(6,100)	Aqua America Inc.	(160,552)
	Total Water Utilities	(393,180)
	Total Common Stocks Sold Short (proceeds $40,253,049)	(40,473,440)
	Other Assets Less Liabilities – 77.7%	32,640,939
	Net Assets – 100%	$41,963,729

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

24	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,129,331	$—	$—	$48,129,331
Short-Term Investments:
Repurchase Agreements	—	1,666,899	—	1,666,899
Common Stocks Sold Short	(40,473,440)	—	—	(40,473,440)
Total	$7,655,891	$1,666,899	$—	$9,322,790

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding common stocks sold short) was $46,941,295.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$4,819,899
Depreciation	(1,964,964)
Net unrealized appreciation (depreciation) of investments	$2,854,935

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $14,704,463 have been pledged as collateral for Common Stocks Sold Short.

Nuveen Investments	25

Nuveen Large Cap Core Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 5.0%

24,000	Boeing Company	$3,372,480

20,000	Huntington Ingalls Industries Inc.	2,479,800

21,000	L-3 Communications Holdings, Inc.	2,474,010

45,000	Spirit AeroSystems Holdings Inc., (2)	2,456,550

11,000	Triumph Group Inc.	733,590
	Total Aerospace & Defense	11,516,430

	Air Freight & Logistics – 0.9%

34,000	C.H. Robinson Worldwide, Inc.	2,098,820

	Airlines – 1.8%

49,000	Delta Air Lines, Inc.	2,103,080

59,000	Southwest Airlines Co.	2,185,950
	Total Airlines	4,289,030

	Auto Components – 1.2%

4,600	Delphi Automotive PLC	400,108

21,000	Lear Corporation	2,436,420
	Total Auto Components	2,836,528

	Automobiles – 2.0%

145,000	Ford Motor Company	2,199,650

39,000	Thor Industries, Inc.	2,382,510
	Total Automobiles	4,582,160

	Banks – 2.4%

77,000	JPMorgan Chase & Co.	5,065,060

10,000	Wells Fargo & Company	559,600
	Total Banks	5,624,660

	Beverages – 1.9%

33,000	Dr. Pepper Snapple Group	2,529,120

19,000	PepsiCo, Inc.	1,832,170
	Total Beverages	4,361,290

	Biotechnology – 4.9%

23,000	Amgen Inc.	3,593,980

29,000	Celgene Corporation, (2)	3,318,760

39,000	Gilead Sciences, Inc.	4,378,530
	Total Biotechnology	11,291,270

26	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 2.0%

10,000	Eaton Vance Corporation	$406,000

16,000	Goldman Sachs Group, Inc.	3,299,040

24,000	Morgan Stanley & Co	916,800
	Total Capital Markets	4,621,840

	Chemicals – 0.3%

18,300	Cabot Corporation	758,901

	Commercial Services & Supplies – 1.0%

123,000	R.R. Donnelley & Sons Company	2,359,140

	Containers & Packaging – 0.2%

7,000	AptarGroup Inc.	446,390

	Diversified Consumer Services – 0.3%

39,000	Apollo Group, Inc., (2)	646,620

	Diversified Financial Services – 1.1%

4,000	Berkshire Hathaway Inc., Class B, (2)	572,000

46,000	Voya Financial Inc.	2,084,260
	Total Diversified Financial Services	2,656,260

	Diversified Telecommunication Services – 1.7%

73,000	CenturyLink Inc.	2,426,520

194,000	Windstream Holdings Inc.	1,578,190
	Total Diversified Telecommunication Services	4,004,710

	Electronic Equipment, Instruments & Components – 3.3%

42,000	Avnet Inc.	1,848,420

100,000	Corning Incorporated	2,092,000

101,000	Jabil Circuit Inc.	2,481,570

88,000	Vishay Intertechnology Inc.	1,145,760
	Total Electronic Equipment, Instruments & Components	7,567,750

	Energy Equipment & Services – 0.9%

82,000	Tidewater Inc.	2,012,280

	Food & Staples Retailing – 1.8%

10,000	Costco Wholesale Corporation	1,425,900

38,000	Kroger Co.	2,766,400
	Total Food & Staples Retailing	4,192,300

	Food Products – 1.2%

53,000	Archer-Daniels-Midland Company	2,801,050

	Health Care Providers & Services – 8.8%

25,000	Aetna Inc.	2,949,250

23,000	AmerisourceBergen Corporation	2,588,880

Nuveen Investments	27

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

18,000	Anthem Inc.	$3,021,300

30,000	Cardinal Health, Inc.	2,645,100

18,000	CIGNA Corporation	2,534,940

40,000	Health Net Inc., (2)	2,489,600

2,000	McKesson HBOC Inc.	474,460

31,000	UnitedHealth Group Incorporated	3,726,510
	Total Health Care Providers & Services	20,430,040

	Hotels, Restaurants & Leisure – 2.3%

6,100	Brinker International Inc.	336,598

35,000	Darden Restaurants, Inc.	2,293,900

15,000	Marriott International, Inc., Class A	1,169,850

26,600	Penn National Gaming, Inc., (2)	442,358

13,000	Wyndham Worldwide Corporation	1,103,830
	Total Hotels, Restaurants & Leisure	5,346,536

	Industrial Conglomerates – 0.3%

26,000	General Electric Company	709,020

	Insurance – 5.0%

4,900	Aspen Insurance Holdings Limited	227,164

83,000	Assured Guaranty Limited	2,372,970

5,000	Axis Capital Holdings Limited	275,200

12,000	Everest Reinsurance Group Ltd	2,178,120

18,000	PartnerRe Limited	2,365,740

22,000	RenaisasnceRE Holdings, Limited	2,246,420

19,000	Travelers Companies, Inc.	1,921,280
	Total Insurance	11,586,894

	Internet & Catalog Retail – 1.0%

22,000	Expedia, Inc.	2,359,720

	Internet Software & Services – 0.9%

32,000	VeriSign, Inc., (2)	2,022,080

	IT Services – 3.4%

12,700	Computer Sciences Corporation	871,220

27,000	Gartner Inc., (2)	2,361,960

104,000	Genpact Limited, (2)	2,338,960

209,000	Xerox Corporation	2,386,780
	Total IT Services	7,958,920

	Machinery – 3.9%

77,000	Allision Transmission Holdings Inc.	2,356,200

21,000	Parker Hannifin Corporation	2,529,030

28	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

81,000	Terex Corporation	$2,003,130

70,000	Trinity Industries Inc.	2,099,300
	Total Machinery	8,987,660

	Media – 6.0%

95,000	Cablevision Systems Corporation	2,328,450

69,000	Comcast Corporation, Class A	4,033,740

31,000	DirecTV, (2)	2,822,240

61,000	Gannett Company Inc	2,183,190

34,000	Scripps Networks Interactive, Class A Shares	2,278,340

65,000	Sirius XM Holdings Inc., (2)	250,900
	Total Media	13,896,860

	Multiline Retail – 4.1%

52,000	Big Lots, Inc.	2,282,800

17,000	Dillard’s, Inc., Class A	1,972,170

17,300	Kohl’s Corporation	1,132,977

20,000	Macy’s, Inc.	1,339,000

36,000	Target Corporation	2,855,520
	Total Multiline Retail	9,582,467

	Oil, Gas & Consumable Fuels – 3.1%

21,000	CVTR Energy Inc.	813,960

329,000	Denbury Resources Inc.	2,424,730

20,000	Exxon Mobil Corporation	1,704,000

128,000	Oasis Petroleum Inc., (2)	2,173,440
	Total Oil, Gas & Consumable Fuels	7,116,130

	Pharmaceuticals – 2.3%

8,000	Johnson & Johnson	801,120

133,000	Pfizer Inc.	4,621,750
	Total Pharmaceuticals	5,422,870

	Semiconductors & Semiconductor Equipment – 2.8%

120,000	Intel Corporation	4,135,200

164,000	Marvell Technology Group LTD.	2,294,360
	Total Semiconductors & Semiconductor Equipment	6,429,560

	Software – 4.2%

40,000	Electronic Arts Inc., (2)	2,510,200

12,100	Intuit, Inc.	1,260,215

40,000	Microsoft Corporation	1,874,400

75,000	Oracle Corporation	3,261,750

12,000	Red Hat, Inc., (2)	927,240
	Total Software	9,833,805

Nuveen Investments	29

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail – 5.8%

71,000	Best Buy Co., Inc.	$2,463,700

101,000	Chico’s FAS, Inc.	1,677,610

35,000	Home Depot, Inc.	3,899,700

43,000	Lowe’s Companies, Inc.	3,009,140

150,000	Staples, Inc.	2,469,750
	Total Specialty Retail	13,519,900

	Technology Hardware, Storage & Peripherals – 8.7%

83,000	Apple, Inc.	10,813,240

87,000	EMC Corporation	2,291,580

91,000	Hewlett-Packard Company	3,039,400

54,000	Lexmark International, Inc., Class A	2,482,920

47,000	NetApp, Inc.	1,569,800
	Total Technology Hardware, Storage & Peripherals	20,196,940

	Tobacco – 1.2%

37,000	Lorillard Inc.	2,681,760

	Trading Companies & Distributors – 1.0%

31,000	WESCO International Inc., (2)	2,227,660

	Wireless Telecommunication Services – 1.1%

63,000	T-Mobile US Inc., (2)	2,449,440
	Total Long-Term Investments (cost $217,660,592)	231,425,691
	Other Assets Less Liabilities – 0.2%	392,471
	Net Assets – 100%	$231,818,162

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$231,425,691	$—	$—	$231,425,691

30	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $217,673,306.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$18,590,931
Depreciation	(4,838,546)
Net unrealized appreciation (depreciation) of investments	$13,752,385

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	31

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 136.6%

	COMMON STOCKS – 136.6%

	Aerospace & Defense – 7.6%

18,000	Boeing Company	$2,529,360

2,000	General Dynamics	280,320

15,000	Huntington Ingalls Industries Inc.	1,859,850

15,000	L-3 Communications Holdings, Inc.	1,767,150

34,000	Spirit AeroSystems Holdings Inc., (2)	1,856,060

17,000	Triumph Group Inc.	1,133,730

2,000	United Technologies Corporation	234,340
	Total Aerospace & Defense	9,660,810

	Air Freight & Logistics – 1.3%

26,000	C.H. Robinson Worldwide, Inc.	1,604,980

	Airlines – 3.0%

44,000	Delta Air Lines, Inc.	1,888,480

53,000	Southwest Airlines Co.	1,963,650
	Total Airlines	3,852,130

	Auto Components – 2.1%

8,600	Delphi Automotive PLC	748,028

16,000	Lear Corporation	1,856,320
	Total Auto Components	2,604,348

	Automobiles – 2.8%

118,000	Ford Motor Company	1,790,060

29,000	Thor Industries, Inc.	1,771,610
	Total Automobiles	3,561,670

	Banks – 3.3%

57,000	JPMorgan Chase & Co.	3,749,460

8,000	Wells Fargo & Company	447,680
	Total Banks	4,197,140

	Beverages – 1.1%

10,000	Dr. Pepper Snapple Group	766,400

6,000	PepsiCo, Inc.	578,580
	Total Beverages	1,344,980

	Biotechnology – 6.7%

17,000	Amgen Inc.	2,656,420

22,000	Celgene Corporation, (2)	2,517,680

29,000	Gilead Sciences, Inc.	3,255,830
	Total Biotechnology	8,429,930

32	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 3.1%

30,000	Eaton Vance Corporation	$1,218,000

12,000	Goldman Sachs Group, Inc.	2,474,280

5,000	Morgan & Stanley Co	191,000
	Total Capital Markets	3,883,280

	Chemicals – 0.6%

18,900	Cabot Corporation	783,783

	Commercial Services & Supplies – 0.6%

40,000	R.R. Donnelley & Sons Company	767,200

	Containers & Packaging – 0.3%

5,000	AptarGroup Inc.	318,850

	Diversified Consumer Services – 0.6%

45,000	Apollo Group, Inc., (2)	746,100

	Diversified Financial Services – 1.3%

3,000	Berkshire Hathaway Inc., Class B, (2)	429,000

26,000	Voya Financial Inc.	1,178,060
	Total Diversified Financial Services	1,607,060

	Diversified Telecommunication Services – 2.6%

53,000	CenturyLink Inc.	1,761,720

30,600	Intelsat SA, (2)	327,114

144,000	Windstream Holdings Inc.	1,171,440
	Total Diversified Telecommunication Services	3,260,274

	Electrical Equipment – 0.3%

5,400	Regal-Beloit Corporation	422,226

	Electronic Equipment, Instruments & Components – 3.3%

63,000	Corning Incorporated	1,317,960

76,000	Jabil Circuit Inc.	1,867,320

72,000	Vishay Intertechnology Inc.	937,440
	Total Electronic Equipment, Instruments & Components	4,122,720

	Energy Equipment & Services – 1.2%

61,000	Tidewater Inc.	1,496,940

	Food & Staples Retailing – 2.7%

8,000	Costco Wholesale Corporation	1,140,720

29,000	Kroger Co.	2,111,200

3,000	Wal-Mart Stores, Inc.	222,810
	Total Food & Staples Retailing	3,474,730

	Food Products – 1.7%

41,000	Archer-Daniels-Midland Company	2,166,850

Nuveen Investments	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 12.4%

19,000	Aetna Inc.	$2,241,430

17,000	AmerisourceBergen Corporation	1,913,520

13,000	Anthem Inc.	2,182,050

23,000	Cardinal Health, Inc.	2,027,910

15,000	CIGNA Corporation	2,112,450

31,000	Health Net Inc., (2)	1,929,440

2,000	McKesson HBOC Inc.	474,460

23,000	UnitedHealth Group Incorporated	2,764,830
	Total Health Care Providers & Services	15,646,090

	Hotels, Restaurants & Leisure – 3.7%

9,000	Brinker International Inc.	496,620

16,000	Darden Restaurants, Inc.	1,048,640

13,000	Marriott International, Inc., Class A	1,013,870

45,100	Penn National Gaming	750,013

16,000	Wyndham Worldwide Corporation	1,358,560
	Total Hotels, Restaurants & Leisure	4,667,703

	Industrial Conglomerates – 0.4%

18,000	General Electric Company	490,860

	Insurance – 7.5%

4,900	Aspen Insurance Holdings Limited	227,164

63,000	Assured Guaranty Limited	1,801,170

28,000	Axis Capital Holdings Limited	1,541,120

10,000	Everest Reinsurance Group Ltd	1,815,100

14,000	PartnerRe Limited	1,840,020

7,000	RenasissanceRe Holdings, Limited	714,770

15,000	Travelers Companies, Inc.	1,516,800
	Total Insurance	9,456,144

	Internet & Catalog Retail – 1.4%

16,000	Expedia, Inc.	1,716,160

	Internet Software & Services – 1.2%

25,000	VeriSign, Inc., (2)	1,579,750

	IT Services – 4.7%

12,300	Computer Sciences Corporation	843,780

18,000	Gartner Inc., (2)	1,574,640

79,000	Genpact Limited, (2)	1,776,710

156,000	Xerox Corporation	1,781,520
	Total IT Services	5,976,650

34	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 4.3%

57,000	Allision Transmission Holdings Inc.	$1,744,200

15,000	Parker Hannifin Corporation	1,806,450

21,000	Terex Corporation	519,330

47,000	Trinity Industries Inc.	1,409,530
	Total Machinery	5,479,510

	Media – 6.9%

68,000	Cablevision Systems Corporation	1,666,680

52,000	Comcast Corporation, Class A	3,039,920

23,000	DirecTV, (2)	2,093,920

46,000	Gannett Inc.	1,646,340

4,000	Scripps Networks Interactive, Class A Shares	268,040
	Total Media	8,714,900

	Multiline Retail – 6.1%

38,000	Big Lots, Inc.	1,668,200

13,000	Dillard’s, Inc., Class A	1,508,130

23,000	Kohl’s Corporation	1,506,270

13,000	Macy’s, Inc.	870,350

27,000	Target Corporation	2,141,640
	Total Multiline Retail	7,694,590

	Oil, Gas & Consumable Fuels – 4.8%

35,000	CVTR Energy Inc.	1,356,600

246,000	Denbury Resources Inc.	1,813,020

15,000	Exxon Mobil Corporation	1,278,000

92,000	Oasis Petroleum Inc., (2)	1,562,160
	Total Oil, Gas & Consumable Fuels	6,009,780

	Pharmaceuticals – 2.3%

6,000	Johnson & Johnson	600,840

68,000	Pfizer Inc.	2,363,000
	Total Pharmaceuticals	2,963,840

	Semiconductors & Semiconductor Equipment – 3.8%

91,000	Intel Corporation	3,135,860

124,000	Marvell Technology Group LTD	1,734,760
	Total Semiconductors & Semiconductor Equipment	4,870,620

	Software – 6.2%

6,000	CA Technologies	182,700

30,000	Electronic Arts Inc., (2)	1,882,650

13,000	Intuit, Inc.	1,353,950

34,000	Microsoft Corporation	1,593,240

Nuveen Investments	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

59,000	Oracle Corporation	$2,565,910

4,000	Red Hat, Inc., (2)	309,080
	Total Software	7,887,530

	Specialty Retail – 7.8%

51,000	Best Buy Co., Inc.	1,769,700

27,000	GAP Inc.	1,034,910

26,000	Home Depot, Inc.	2,896,920

33,000	Lowe’s Companies, Inc.	2,309,340

112,000	Staples, Inc.	1,844,080
	Total Specialty Retail	9,854,950

	Technology, Hardware, Storage & Peripherals – 12.8%

63,000	Apple, Inc.	8,207,640

69,000	EMC Corporation	1,817,460

68,000	Hewlett-Packard Company	2,271,200

38,000	Lexmark International, Inc., Class A	1,747,240

38,000	NetApp, Inc.	1,269,200

9,000	Western Digital Corporation	876,240
	Total Technology, Hardware, Storage & Peripherals	16,188,980

	Tobacco – 1.6%

28,000	Lorillard Inc.	2,029,440

	Trading Companies & Distributors – 1.2%

21,000	WESCO International Inc., (2)	1,509,060

	Wireless Telecommunication Services – 1.3%

42,000	T-Mobile US Inc., (2)	1,632,960
	Total Long-Term Investments (cost $160,214,977)	172,675,518

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (31.4)% (3)

	Air Freight & Logistics – (0.3)%

(4,000)	United Parcel Service, Inc., Class B	$(396,880)

	Automobiles – (0.3)%

(1,700)	Tesla Motors Inc., (2)	(426,360)

	Auto Components – (0.3)%

(7,600)	Johnson Controls Inc	(395,352)

	Banks – (0.6)%

(3,200)	M&T Bank Corporation	(386,816)

(9,200)	U.S. Bancorp	(396,612)
	Total Bank	(783,428)

36	Nuveen Investments

Shares	Description (1)	Value

	Beverages – (1.0)%

(4,300)	Brown-Forman Corporation	$(405,361)

(9,600)	Coca-Cola Company	(393,216)

(3,400)	Constellation Brands, Inc., Class A	(400,826)
	Total Beverages	(1,199,403)

	Biotechnology – (0.5)%

(1,300)	Intercept Pharmaceuticals Incorporated, (2)	(331,753)

(2,700)	Vertex Pharmaceuticals Inc., (2)	(346,383)
	Total Biotechnology	(678,136)

	Capital Markets – (1.2)%

(600)	BlackRock Inc.	(219,468)

(12,900)	Charles Schwab Corporation	(408,285)

(900)	Interactive Brokers Group, Inc.	(32,130)

(10,000)	Invesco LTD	(398,300)

(10,800)	TD Ameritrade Holding Corporation	(401,220)
	Total Capital Markets	(1,459,403)

	Chemicals – (2.1)%

(2,200)	Air Products & Chemicals Inc.	(322,872)

(7,100)	Cytec Industries, Inc.	(429,479)

(5,800)	E.I. Du Pont de Nemours and Company	(411,858)

(6,600)	FMC Corporation	(377,322)

(15,400)	Platform Specialty Products Corporation, (2)	(403,018)

(3,300)	Praxair, Inc.	(405,438)

(3,300)	WR Grace & Company, (2)	(323,169)
	Total Chemicals	(2,673,156)

	Communications Equipment – (0.5)%

(6,800)	Motorola Solutions Inc.	(401,200)

(1,600)	Palo Alto Networks, Incorporated, (2)	(271,184)
	Total Communications Equipment	(672,384)

	Construction & Engineering – (0.3)%

(22,200)	KBR Inc.	(425,130)

	Construction Materials – (0.1)%

(900)	Martin Marietta Materials	(134,109)

	Diversified Financial Services – (0.2)%

(2,900)	McGraw-Hill Companies, Inc.	(300,875)

	Electric Utilities – (0.3)%

(9,300)	Southern Company	(406,317)

	Electrical Equipment – (0.7)%

(9,100)	Babcock & Wilcox Company	(302,939)

Nuveen Investments	37

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electrical Equipment (continued)

(5,500)	Eaton PLC	$(393,745)

(2,800)	Solarcity Corporation, (2)	(168,336)

(2,500)	Trimble Navigation LTD	(58,600)
	Total Electrical Equipment	(923,620)

	Electronic Equipment, Instruments & Components – (0.5)%

(1,400)	Amphenol Corporation, Class A	(79,870)

(14,200)	AVX Group	(201,498)

(2,700)	Zebra Technologies Corporation, Class A, (2)	(296,028)
	Total Electronic Equipment, Instruments & Components	(577,396)

	Energy Equipment & Services – (1.2)%

(9,000)	Halliburton Company	(408,600)

(74,600)	McDermott International Inc., (2)	(407,316)

(22,100)	PVH Corporation	(319,566)

(4,100)	Schlumberger Limited	(372,157)
	Total Energy Equipment & Services	(1,507,639)

	Food Products – (1.0)%

(2,000)	General Mills Inc.	(112,300)

(2,800)	Keurig Green Mountain Inc.	(241,472)

(4,600)	Kraft Foods Inc.	(388,470)

(10,100)	Mondelez International Inc.	(420,059)
	Total Food Products	(1,162,301)

	Health Care Equipment & Supplies – (0.4)%

(6,000)	Baxter International, Inc.	(399,660)

(1,800)	Medtronic, PLC	(137,376)
	Total Health Care Equipment & Supplies	(537,036)

	Health Care Providers & Services – (0.3)%

(10,900)	Brookdale Senior Living Inc., (2)	(410,821)

	Hotels, Restaurants & Leisure – (0.5)%

(4,000)	McDonald’s Corporation	(383,720)

(2,700)	Wynn Resorts Ltd	(271,863)
	Total Hotels, Restaurants & Leisure	(655,583)

	Household Durables – (1.2)%

(15,200)	D.R. Horton, Inc.	(397,024)

(8,400)	Lennar Corporation, Class A	(391,692)

(15,800)	Pulte Corporation	(303,044)

(20,000)	Taylor Morrison, (2)	(384,800)
	Total Household Durables	(1,476,560)

38	Nuveen Investments

Shares	Description (1)	Value

	Household Products – (0.4)%

(5,900)	Colgate-Palmolive Company	$(394,061)

(1,300)	Kimberly-Clark Corporation	(141,518)
	Total Household Products	(535,579)

	Industrial Conglomerates – (0.3)%

(14,900)	General Electric Company	(406,323)

	Insurance – (1.0)%

(3,700)	Ace Limited	(393,976)

(8,400)	Arthur J. Gallagher & Co.	(406,980)

(10,400)	FNF Group	(394,784)
	Total Insurance	(1,195,740)

	Internet & Catalog Retail – (0.7)%

(900)	Amazon.com, Inc., (2)	(386,307)

(700)	NetFlix.com Inc., (2)	(436,842)
	Total Internet & Catalog Retail	(823,149)

	Internet Software & Services – (2.0)%

(1,100)	CoStar Group, Inc., (2)	(229,801)

(700)	Google Inc., Class A, (2)	(381,724)

(800)	Google Inc., Class C Shares, (2)	(425,688)

(1,300)	LinkedIn Corporation, Class A Shares, (2)	(253,409)

(22,300)	Pandora Media, Inc., (2)	(416,341)

(11,000)	Twitter Inc., (2)	(403,370)

(9,700)	Yahoo! Inc., (2)	(416,470)
	Total Internet Software & Services	(2,526,803)

	Machinery – (0.6)%

(10,300)	Donaldson Company, Inc.	(367,298)

(13,400)	Navistar International Corporation, (2)	(354,832)

(100)	Oshkosh Truck Corporation	(5,016)
	Total Machinery	(727,146)

	Media – (0.5)%

(15,300)	Dreamworks Animation SKG Inc., (2)	(412,335)

(6,300)	Thomson Corporation	(251,748)
	Total Media	(664,083)

	Metals & Mining – (0.8)%

(7,900)	Allegheny Technologies, Inc.	(256,750)

(20,000)	Freeport-McMoRan, Inc.	(393,000)

(13,100)	Southern Copper Corporation	(393,262)
	Total Metals & Mining	(1,043,012)

Nuveen Investments	39

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – (0.9)%

(5,700)	Dominion Resources, Inc.	$(401,964)

(6,900)	NiSource Inc.	(325,542)

(3,800)	Sempra Energy	(408,386)
	Total Multi-Utilities	(1,135,892)

	Oil, Gas & Consumable Fuels – (4.3)%

(4,800)	Anadarko Petroleum Corporation	(401,328)

(5,100)	Cabot Oil & Gas Corporation	(173,196)

(5,400)	Cheniere Energy Inc., (2)	(409,482)

(40,500)	Cobalt International Energy, Inc., (2)	(411,480)

(6,300)	ConocoPhillips	(401,184)

(12,000)	CONSOL Energy Inc.	(334,080)

(5,900)	Energen Corporation	(408,280)

(1,400)	EQT Corporation	(119,098)

(4,400)	Exxon Mobil Corporation	(374,880)

(8,700)	Golar LNG, Limited	(413,337)

(9,600)	Kinder Morgan, Inc.	(398,304)

(3,700)	Noble Energy, Inc.	(161,986)

(300)	ONEOK, Inc.	(12,576)

(4,500)	Phillips 66	(356,040)

(2,700)	Pioneer Natural Resources Company	(399,141)

(5,100)	Range Resources Corporation	(282,591)

(7,900)	Williams Companies, Inc.	(403,690)
	Total Oil, Gas & Consumable Fuels	(5,460,673)

	Pharmaceuticals – (1.0)%

(1,400)	Actavis PLC, (2)	(429,534)

(5,800)	Mylan NV, (2)	(421,254)

(2,000)	Perrigo Company	(380,600)
	Total Pharmaceuticals	(1,231,388)

	Professional Services – (0.1)%

(3,800)	Nielsen Holdings N.V	(170,962)

	Semiconductors & Semiconductor Equipment – (1.6)%

(6,400)	Analog Devices, Inc.	(434,944)

(3,100)	Avago Technologies Limtied	(459,017)

(8,400)	Linear Technology Corporation	(401,940)

(13,900)	SunEdison Inc., (2)	(416,583)

(11,200)	SunPower Corporation, (2)	(340,368)
	Total Semiconductors & Semiconductor Equipment	(2,052,852)

40	Nuveen Investments

Shares	Description (1)	Value

	Software – (1.2)%

(4,400)	Adobe Systems Incorporated, (2)	$(347,996)

(7,200)	FireEye Inc., (2)	(335,304)

(1,500)	NetSuite Inc., (2)	(140,130)

(2,200)	ServiceNow Inc., (2)	(168,542)

(4,900)	Workday Inc., Class A, (2)	(386,708)

(47,700)	Zynga Inc., (2)	(140,715)
	Total Software	(1,519,395)

	Specialty Retail – (1.2)%

(100)	AutoZone, Inc., (2)	(67,362)

(6,800)	Cabela’s Incorporated, (2)	(346,800)

(3,400)	Carmax Inc	(241,536)

(3,000)	Signet Jewelers Limited	(387,990)

(4,500)	Tiffany & Co.	(421,785)
	Total Specialty Retail	(1,465,473)

	Technology, Hardware, Storage & Peripherals – (0.3)%

(9,500)	Stratasys, Inc., (2)	(337,820)

	Textiles, Apparel & Luxury Goods – (0.6)%

(9,000)	Kate Spade & Company, (2)	(223,020)

(1,200)	PVH Corporation	(125,568)

(5,100)	Under Armour, Inc., (2)	(399,891)
	Total Textiles, Apparel & Luxury Goods	(748,479)

	Thrifts & Mortgage Finance – (0.2)%

(21,900)	Ocwen Financial Corporation, (2)	(222,504)

	Trading Companies & Distributors – (0.1)%

(2,400)	Fastenal Company	(99,624)

	Water Utilities – (0.1)%

(6,600)	Aqua America Inc.	(173,712)
	Total Common Stocks Sold Short (proceeds $38,327,463)	(39,742,498)
	Other Assets Less Liabilities – (5.2)%	(6,492,354)
	Net Assets – 100%	$126,440,666

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	41

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$172,675,518	$—	$—	$172,675,518
Common Stocks Sold Short	(39,742,498)	—	—	(39,742,498)
Total	$132,933,020	$—	$—	$132,933,020

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding common stocks sold short) was $160,413,599.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,728,332
Depreciation	(4,466,413)
Net unrealized appreciation (depreciation) of investments	$12,261,919

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $63,395,992 have been pledged as collateral for Common Stocks Sold Short.

42	Nuveen Investments

Nuveen Large Cap Growth Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 5.0%

13,300	Boeing Company	$1,868,916

8,400	Huntington Ingalls Industries Inc.	1,041,516

18,800	Spirit AeroSystems Holdings Inc., (2)	1,026,292

14,200	Triumph Group Inc.	946,998
	Total Aerospace & Defense	4,883,722

	Air Freight & Logistics – 0.9%

14,000	C.H. Robinson Worldwide, Inc.	864,220

	Airlines – 0.6%

14,600	Delta Air Lines, Inc.	626,632

	Auto Components – 1.5%

4,600	Delphi Automotive PLC	400,108

9,000	Lear Corporation	1,044,180
	Total Auto Components	1,444,288

	Automobiles – 1.3%

18,200	Ford Motor Company	276,094

16,200	Thor Industries, Inc.	989,658
	Total Automobiles	1,265,752

	Beverages – 2.2%

12,600	Dr. Pepper Snapple Group	965,664

11,800	PepsiCo, Inc.	1,137,874
	Total Beverages	2,103,538

	Biotechnology – 8.2%

12,500	Amgen Inc.	1,953,250

4,500	Biogen Inc., (2)	1,786,455

15,600	Celgene Corporation, (2)	1,785,264

22,200	Gilead Sciences, Inc.	2,492,394
	Total Biotechnology	8,017,363

	Capital Markets – 1.0%

12,100	Eaton Vance Corporation	491,260

8,100	Lazard Limited	450,036
	Total Capital Markets	941,296

	Chemicals – 0.9%

21,000	Cabot Corporation	870,870

	Commercial Services & Supplies – 1.0%

48,300	R.R. Donnelley & Sons Company	926,394

Nuveen Investments	43

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment – 0.9%

30,500	Juniper Networks Inc.	$847,900

	Diversified Telecommunication Services – 2.4%

25,600	CenturyLink Inc.	850,944

16,900	Intelsat SA, (2)	180,661

16,600	Verizon Communications Inc	820,704

56,100	Windstream Holdings Inc.	456,373
	Total Diversified Telecommunication Services	2,308,682

	Electronic Equipment, Instruments & Components – 0.6%

27,500	Corning Incorporated	575,300

	Food & Staples Retailing – 5.0%

10,300	Costco Wholesale Corporation	1,468,677

9,000	CVS Health Corporation	921,420

17,900	Kroger Co.	1,303,120

4,200	Wal-Mart Stores, Inc.	311,934

20,400	Whole Foods Market, Inc.	841,296
	Total Food & Staples Retailing	4,846,447

	Food Products – 1.0%

19,200	Archer-Daniels-Midland Company	1,014,720

	Health Care Equipment Supplies – 1.1%

8,100	Edward LifeSciences Corporation	1,058,832

	Health Care Providers & Services – 6.7%

9,400	Aetna Inc.	1,108,918

10,700	AmerisourceBergen Corporation	1,204,392

6,100	Cardinal Health, Inc.	537,837

15,600	Centene Corporation, (2)	1,175,304

7,500	CIGNA Corporation	1,056,225

6,100	McKesson HBOC Inc.	1,447,103
	Total Health Care Providers & Services	6,529,779

	Hotels, Restaurants & Leisure – 3.1%

16,700	Brinker International Inc.	921,506

6,400	Dunkin Brands Group Inc.	341,504

11,400	Marriott International, Inc., Class A	889,086

10,900	Wyndham Worldwide Corporation	925,519
	Total Hotels, Restaurants & Leisure	3,077,615

	Household Products – 1.0%

9,900	Spectrum Brands Inc.	956,835

	Insurance – 0.4%

4,300	Reinsurance Group of America Inc.	402,265

44	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.1%

10,400	Expedia, Inc.	$1,115,504

	Internet Software & Services – 1.0%

16,100	VeriSign, Inc., (2)	1,017,359

	IT Services – 6.6%

23,900	Booz Allen Hamilton Holding	605,865

16,800	Broadridge Financial Solutions, Inc.	910,224

6,800	Computer Sciences Corporation	466,480

12,100	Gartner Inc., (2)	1,058,508

38,200	Genpact Limited, (2)	859,118

17,600	MasterCard, Inc.	1,623,776

24,900	Teradata Corporation, (2)	969,606
	Total IT Services	6,493,577

	Leisure Products – 0.5%

3,600	Polaris Industries Inc.	514,980

	Life Science Tools & Services – 1.0%

13,800	Charles River Laboratores International	998,292

	Machinery – 3.2%

31,100	Allision Transmission Holdings Inc.	951,660

5,600	Deere & Company	524,608

8,100	Parker Hannifin Corporation	975,483

24,000	Trinity Industries Inc.	719,760
	Total Machinery	3,171,511

	Media – 9.1%

5,100	AMC Networks Inc., Class A Shares, (2)	400,809

40,900	Cablevision Systems Corporation	1,002,459

37,600	Comcast Corporation, Class A	2,198,096

14,800	DirecTV, (2)	1,347,392

46,300	Interpublic Group of Companies, Inc.	945,446

13,900	Scripps Networks Interactive, Class A Shares	931,439

281,100	Sirius XM Holdings Inc., (2)	1,085,046

23,900	Starz, Class A, (2)	1,002,844
	Total Media	8,913,531

	Multiline Retail – 4.6%

21,900	Big Lots, Inc.	961,410

6,700	Dillard’s, Inc., Class A	777,267

15,100	Dollar General Corporation	1,096,109

9,700	Kohl’s Corporation	635,253

12,900	Target Corporation	1,023,228
	Total Multiline Retail	4,493,267

Nuveen Investments	45

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 1.3%

8,500	CVTR Energy Inc.	$329,460

54,300	Oasis Petroleum Inc., (2)	922,014
	Total Oil, Gas & Consumable Fuels	1,251,474

	Personal Products – 0.6%

83,800	Avon Products, Inc.	563,136

	Semiconductors & Semiconductor Equipment – 1.1%

31,100	Intel Corporation	1,071,706

	Software – 7.3%

17,700	Electronic Arts Inc., (2)	1,110,764

10,900	Intuit, Inc.	1,135,235

46,900	Microsoft Corporation	2,197,734

37,500	Oracle Corporation	1,630,875

14,100	Red Hat, Inc., (2)	1,089,507
	Total Software	7,164,115

	Specialty Retail – 6.1%

29,500	Best Buy Co., Inc.	1,023,650

22,500	Chico’s FAS, Inc.	373,725

16,500	Gap, Inc.	632,445

20,100	Home Depot, Inc.	2,239,542

1,400	L Brands Inc.	121,128

22,500	Lowe’s Companies, Inc.	1,574,550
	Total Specialty Retail	5,965,040

	Technology, Hardware, Storage & Peripherals – 9.5%

60,300	Apple, Inc.	7,855,884

25,300	EMC Corporation	666,402

23,900	NetApp, Inc.	798,260
	Total Technology, Hardware, Storage & Peripherals	9,320,546

	Textiles, Apparel & Luxury Goods – 0.8%

3,200	Carter’s Inc.	330,304

7,000	Fossil Group Inc., (2)	497,070
	Total Textiles, Apparel & Luxury Goods	827,374

	Tobacco – 1.2%

16,800	Lorillard Inc	1,217,664
	Total Long-Term Investments (cost $90,123,337)	97,661,526

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2%

	REPURCHASE AGREEMENTS – 0.2%

$230	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/15, repurchase price $229,992, collateralized by $230,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $238,050	0.000%	6/01/15	$229,992
	Total Short-Term Investments (cost $229,992)			229,992
	Total Investments (cost $90,353,329) – 100.0%			97,891,518
	Other Assets Less Liabilities – 0.0%			13,028
	Net Assets – 100%			$97,904,546

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investment:
Common Stocks	$97,661,526	$—	$—	$97,661,526
Short-Term Investments:
Repurchase Agreements	—	229,992	—	229,992
Total	$97,661,526	$229,992	$—	$97,891,518

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $90,376,269.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$9,931,452
Depreciation	(2,416,203)
Net unrealized appreciation (depreciation) of investments	$7,515,249

Nuveen Investments	47

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

48	Nuveen Investments

Nuveen Large Cap Value Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 5.2%

28,000	General Dynamics	$3,924,480

40,000	Huntington Ingalls Industries Inc.	4,959,600

45,000	L-3 Communications Holdings, Inc.	5,301,450

40,000	Spirit AeroSystems Holdings Inc., (2)	2,183,600

70,000	Triumph Group Inc.	4,668,300

29,000	United Technologies Corporation	3,397,930
	Total Aerospace & Defense	24,435,360

	Airlines – 1.4%

122,000	Delta Air Lines, Inc.	5,236,240

35,000	SouthWest Airlines Co	1,296,750
	Total Airlines	6,532,990

	Auto Components – 1.2%

7,200	Delphi Automotive PLC	626,256

44,000	Lear Corporation	5,104,880
	Total Auto Components	5,731,136

	Automobiles – 1.9%

453,000	Ford Motor Company	6,872,010

50,000	General Motors Company	1,798,500
	Total Automobiles	8,670,510

	Banks – 6.3%

195,000	Bank of America Corporation	3,217,500

52,000	Citigroup Inc.	2,812,160

248,000	JPMorgan Chase & Co.	16,313,440

130,000	Wells Fargo & Company	7,274,800
	Total Banks	29,617,900

	Biotechnology – 1.1%

32,000	Amgen Inc.	5,000,320

	Capital Markets – 3.6%

45,000	Goldman Sachs Group, Inc.	9,278,550

194,000	Morgan Stanley & Co.	7,410,800
	Total Capital Markets	16,689,350

	Chemicals – 1.0%

111,000	Cabot Corporation	4,603,170

Nuveen Investments	49

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 2.8%

212,000	Pitney Bowes Inc.	$4,632,200

257,000	R.R. Donnelley & Sons Company	4,929,260

76,000	Waste Management Inc	3,773,400
	Total Commercial Services & Supplies	13,334,860

	Communication Equipment – 0.5%

76,000	Cisco Systems, Inc.	2,227,560

	Consumer Finance – 0.4%

24,000	Capital One Financial Corporation	2,005,440

	Containers & Packaging – 0.9%

94,000	Sonoco Products Company	4,231,880

	Diversified Consumer Services – 0.9%

256,000	Apollo Group, Inc., (2)	4,244,480

	Diversified Financial Services – 1.6%

19,000	Berkshire Hathaway Inc., Class B, (2)	2,717,000

108,000	Voya Financial Inc.	4,893,480
	Total Diversified Financial Services	7,610,480

	Diversified Telecommunication Services – 2.7%

100,000	AT&T Inc.	3,454,000

163,000	CenturyLink Inc.	5,418,120

208,000	Intelsat SA, (2)	2,223,520

172,000	Windstream Holdings Inc.	1,399,220
	Total Diversified Telecommunication Services	12,494,860

	Electrical Equipment – 0.9%

54,000	Regal-Beloit Corporation	4,222,260

	Electronic Equipment, Instruments & Components – 2.2%

108,000	Avnet Inc	4,753,080

268,000	Corning Incorporated	5,606,560
	Total Electronic Equipment, Instruments & Components	10,359,640

	Electronic Equipment & Instruments – 2.1%

82,000	Arrow Electronics, Inc., (2)	4,984,780

203,000	Jabil Circuit Inc.	4,987,710
	Total Electronic Equipment & Instruments	9,972,490

	Energy Equipment & Services – 0.9%

173,000	Tidewater Inc.	4,245,420

	Food & Staples Retailing – 2.5%

125,000	Costco Wholesale Corporation	2,281,440

16,000	Wal-Mart Stores, Inc.	9,283,750
	Total Food & Staples Retailing	11,565,190

50	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.3%

117,000	Archer-Daniels-Midland Company	$6,183,450

	Health Care Providers & Services – 8.9%

55,000	Aetna Inc.	6,488,350

43,000	Anthem Inc.	7,217,550

68,000	Cardinal Health, Inc.	5,995,560

46,000	CIGNA Corporation	6,478,180

82,000	Health Net Inc., (2)	5,103,680

86,000	UnitedHealth Group Incorporated	10,338,060
	Total Health Care Providers & Services	41,621,380

	Hotels, Restaurants & Leisure – 2.7%

70,000	Darden Restaurants, Inc.	4,587,800

47,000	Marriott International, Inc., Class A	3,665,530

275,000	Penn National Gaming, Inc., (2)	4,573,250
	Total Hotels Restaurants & Leisure	12,826,580

	Household Products – 1.0%

57,000	Procter & Gamble Company	4,468,230

	Independent Power & Renewable Electricity Producers – 0.1%

40,000	AES Corporation	544,000

	Industrial Conglomerates – 0.7%

116,000	General Electric Company	3,163,320

	Insurance – 9.5%

95,000	AFLAC Incorporated	5,910,900

103,000	Aspen Insurance Holdings Limited	4,775,080

133,000	Assured Guaranty Limited	3,802,470

89,000	Axis Capital Holdings Limited	4,898,560

29,000	Everest Reinsurance Group Ltd	5,263,790

39,000	PartnerRe Limited	5,125,770

45,000	Reinsurance Group of America Inc.	4,209,750

46,000	ReinsuranceRE Holdings, Limited	4,697,060

59,000	Travelers Companies, Inc.	5,966,080
	Total Insurance	44,649,460

	IT Services – 3.7%

91,000	Booz Allen Hamilton Holding	2,306,850

75,000	Computer Sciences Corporation	5,145,000

216,000	Genpact Limited, (2)	4,857,840

452,000	Xerox Corporation	5,161,840
	Total IT Services	17,471,530

Nuveen Investments	51

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery – 3.5%

3,000	AGCO Corporation	$152,340

27,000	Deere & Company	2,529,360

42,000	Parker Hannifin Corporation	5,058,060

168,000	Terex Corporation	4,154,640

143,000	Trinity Industries Inc	4,288,570
	Total Machinery	16,182,970

	Media – 2.3%

66,000	Comcast Corporation, Class A	3,858,360

4,300	DirecTV, (2)	391,472

138,000	Gannett Company Inc.	4,939,020

17,000	John Wiley and Sons Inc., Class A	986,340

16,000	Starz, Class A, (2)	671,360
	Total Media	10,846,552

	Multiline Retail – 4.5%

106,000	Big Lots, Inc.	4,653,400

36,000	Dillard’s, Inc., Class A	4,176,360

73,000	Kohl’s Corporation	4,780,770

11,000	Macy’s, Inc.	736,450

87,000	Target Corporation	6,900,840
	Total Multiline Retail	21,247,820

	Oil, Gas & Consumable Fuels – 4.6%

118,000	CVTR Energy Inc.	4,573,680

673,000	Denbury Resources Inc.	4,960,010

89,000	Exxon Mobil Corporation	7,582,800

77,000	Valero Energy Corporation	4,561,480
	Total Oil, Gas & Consumable Fuels	21,677,970

	Pharmaceuticals – 3.5%

15,000	Johnson & Johnson	1,502,100

1,000	Merck & Company Inc.	60,890

424,000	Pfizer Inc.	14,734,000
	Total Pharmaceuticals	16,296,990

	Semiconductors – 1.0%

87,000	Intel Corporation	2,998,020

66,096	NVIDIA Corporation	1,462,704
	Total Semiconductors	4,460,724

	Semiconductors & Semiconductor Equipment – 0.9%

316,000	Marvell Technology Group LTD	4,420,840

52	Nuveen Investments

Shares	Description (1)			Value

	Software – 0.5%

36,000	Electronic Arts Inc., (2)			$2,259,180

	Specialty Retail – 3.0%

149,000	Best Buy Co., Inc.			5,170,300

207,000	Chico’s FAS, Inc.			3,438,270

321,000	Staples, Inc.			5,285,265
	Total Specialty Retail			13,893,835

	Technology, Hardware, Storage & Peripherals – 6.0%

35,000	Apple, Inc.			4,559,800

221,000	EMC Corporation			5,821,140

233,000	Hewlett-Packard Company			7,782,200

111,000	Lexmark International, Inc., Class A			5,103,780

48,000	Western Digital Corporation			4,673,280
	Total Technology, Hardware, Storage & Peripherals			27,940,200

	Trading Companies & Distributors – 1.0%

66,000	WESCO International Inc., (2)			4,742,760

	Wireless Telecommunication Services – 1.0%

126,000	T-Mobile US Inc.			4,898,880
	Total Long-Term Investments (cost $419,785,561)			467,591,967

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$328	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/15, repurchase price $328,037, collateralized by $325,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $336,375	0.000%	6/01/15	$328,037
	Total Short-Term Investments (cost $328,037)			328,037
	Total Investments (cost $420,113,598) – 99.9%			467,920,004
	Other Assets Less Liabilities – 0.1%			469,102
	Net Assets – 100%			$468,389,106

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	53

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$467,591,967	$—	$—	$467,591,967
Short-Term Investments:
Repurchase Agreements	—	328,037	—	328,037
Total	$467,591,967	$328,037	$—	$467,920,004

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $421,366,073.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$57,905,331
Depreciation	(11,351,400)
Net unrealized appreciation (depreciation) of investments	$46,553,931

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

54	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2015